Document and Entity Information Document	Jul. 26, 2022
Document Information [Line Items]
Document Type	8-K
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32525
Entity Tax Identification Number	13-3180631
Entity Address, Address Line One	55 Ameriprise Financial Center
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55474
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock (par value $.01 per share)
Trading Symbol	AMP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000820027
Amendment Flag	false
Document Period End Date	Jul. 26, 2022
Entity Registrant Name	AMERIPRISE FINANCIAL, INC.
City Area Code	612
Local Phone Number	671-3131